Related Party Transactions (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2021 shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) shares
Related Party Transactions [Line Items]
Non-voting percentage	10.00%
Settled shares		517,688	408,086	362,590	362,590
Public shares		253,875	206,081	186,847	186,847
Stock plan expired		89,430	517,616
Adjustment amount				$ 20.8	$ 15.3
Contributions made to defined benefit pension plans (in Dollars) | $		$ 4.8	$ 2.8
RSU [Member]
Related Party Transactions [Line Items]
Stock options issued	3,530,000
Telesat Canada RSU [Member]
Related Party Transactions [Line Items]
Stock options issued	3,530,000
Telesat Corporation RSU [Member]
Related Party Transactions [Line Items]
Stock options issued	1,460,008
RSUs [Member]
Related Party Transactions [Line Items]
Shares forfeited			47,564
Preference shares [member]
Related Party Transactions [Line Items]
Stock options issued	3,660,000